Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]
Note 28.	Segment, Product and Geographic Information

The Company has two operating segments: Driver IC and Non-driver Products. The Driver IC segment generally is engaged in the design, research, development and sale of displays driver for large-sized TFT-LCD panels, which are used in televisions and desktop monitors, and displays driver for small- and medium-sized TFT-LCD panels, which are used in mobile handsets and consumer electronics products. The Non-driver segment primarily is engaged in the design, research, manufacturing and sale of non-driver products, such as timing controllers, 3D Sensing Solution, LCOS, CMOS Image Sensors and WLO.

	Year Ended December 31, 2017
	Driver IC	Non- driver products	Consolidated Total
	(in thousands)

Segment revenues	$529,847	155,320	685,167
Segment operating income (loss)	$43,021	(34,662)	8,359
Non operating income, net			21,733
Consolidated profits before income taxes			$30,092

	Year Ended December 31, 2017
	Driver IC	Non- driver products	Consolidated Total
	(in thousands)

Significant noncash items:
Share Based Compensation	$365	632	997
Depreciation and amortization	$4,940	11,740	16,680

	Year Ended December 31, 2018
	Driver IC	Non- driver products	Consolidated Total
	(in thousands)

Segment revenues	$586,258	137,347	723,605
Segment operating income (loss)	$56,023	(52,638)	3,385
Non operating income, net			3,635
Consolidated profits before income taxes			$7,020
Significant noncash items:
Share Based Compensation	$189	219	408
Depreciation and amortization	$3,248	17,079	20,327

The following tables summarize information pertaining to the segment revenues from customers in different geographic region (based on customer’s headquarter location):

	For the year ended December 31, 2017
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

China	$353,505	67,703	421,208
Taiwan	146,302	30,649	176,951
Other Asia Pacific (Philippines, Korea and Japan)	30,040	37,739	67,779
Europe and America	-	19,229	19,229
	$529,847	155,320	685,167

	For the year ended December 31, 2018
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

China	$419,249	61,143	480,392
Taiwan	136,526	31,596	168,122
Other Asia Pacific (Philippines, Korea and Japan)	30,483	41,811	72,294
Europe and America	-	2,797	2,797
	$586,258	137,347	723,605

The following tables summarize information pertaining to the segment revenues from major product lines:

	For the year ended December 31, 2017
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)
Display drivers for large-size applications	$224,798	-	224,798
Display drivers for mobile handsets applications	113,591	-	113,591
Display drivers for consumer electronics applications	191,458	-	191,458
Non-driver products	-	155,320	155,320
	$529,847	155,320	685,167

	For the year ended December 31, 2018
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Display drivers for large-size applications	$260,540	-	260,540
Display drivers for mobile handsets applications	112,221	-	112,221
Display drivers for consumer electronics applications	213,497	-	213,497
Non-driver products	-	137,347	137,347
	$586,258	137,347	723,605

The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Taiwan	$46,445	83,730	109,732
U.S.	45	25	668
China	751	651	540
Korea	47	150	83
Israel	-	-	28
Japan	21	19	16
	$47,309	84,575	111,067

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year ended December 31,
	2017	2018
	(in thousands)
Driver IC segment:
Customer A and its affiliates	$147,961	178,907
Customer B and its affiliates	102,493	87,927
	$250,454	266,834
Non-driver products segment:
Customer A and its affiliates	$28,767	24,088
Customer B and its affiliates	3,887	2,917
	$32,654	27,005

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective dates, is summarized as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Customer A and its affiliates	$55,681	61,100	63,501
Customer B and its affiliates	36,849	29,008	24,462
	$92,530	90,108	87,963